SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Concentration and Risk (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2023 USD ($) customer	Dec. 31, 2022 USD ($) customer	Dec. 31, 2021 USD ($) customer	Dec. 31, 2023 CNY (¥)
Concentration and Risk
Related party transactions | $	$ 11,031	$ 8,036	$ 3,280
Number of customer | customer	0	0	0
Maximum insured amount by government authority | ¥				¥ 500
Revenue Benchmark | Customer Concentration Risk | Geely Group
Concentration and Risk
Concentartion risk (as a percent)	97.57%	96.24%
Accounts receivable | Credit concentration | Geely Group
Concentration and Risk
Concentartion risk (as a percent)	22.09%	95.00%
Purchases | Supplier concentration | Geely Group
Concentration and Risk
Concentartion risk (as a percent)	74.95%	39.28%	74.96%
Accounts Payable | Supplier concentration | Geely Group
Concentration and Risk
Concentartion risk (as a percent)	65.96%	38.29%